UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment:             |_|; Amendment Number: ____

This  Amendment  (Check  only  one): |_|  is a restatement
                                     |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Tiger Global Management, L.L.C.

Address:    101 Park Avenue, 48th Floor
            New York, NY 10178

13 File Number: 28-10100

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles P. Coleman III
Title:      Managing Member
Phone:      212-984-2500

Signature, Place and Date of Signing:


/s/ Charles P. Coleman III        New York, New York         November 14, 2011
--------------------------   ---------------------------   --------------------
     [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      42

Form 13F Information Table Value Total:    5130829

List of Other Managers Reporting for this Manager: None

                                                                FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES/  SH/ PUT/   INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      x($1000)  PRN AMT  PRN CALL   DISCRETN   MANAGERS  SOLE    SHARED  NONE
--------------                  ---------------   ------     --------- -------- --- ----   ---------  --------- -----   ------- ----
21VIANET GROUP INC              SPONSORED ADR     90138A103     3045     300000 SH         SOLE       NONE        300000
APPLE INC                       COM               037833100   646223    1694700 SH         SOLE       NONE       1694700
APPLE INC                       COM               037833100   228792     600000     CALL   SOLE       NONE        600000
ADOBE SYS INC                   COM               00724F101    12085     500000 SH         SOLE       NONE        500000
ALASKA COMMUNICATIONS SYS GR    COM               01167P101     3275     500000 SH         SOLE       NONE        500000
AMAZON COM INC                  COM               023135106   299987    1387350 SH         SOLE       NONE       1387350
ARCOS DORADOS HOLDINGS INC      SHS CLASS -A-     G0457F107    10267     442735 SH         SOLE       NONE        442735
BAIDU INC                       SPON ADR REP A    056752108   195196    1825800 SH         SOLE       NONE       1825800
BITAUTO HLDGS LTD               SPONSORED ADS     091727107    18427    3020745 SH         SOLE       NONE       3020745
CABLEVISION SYS CORP            CL A NY CABLVS    12686C109   107802    6853268 SH         SOLE       NONE       6853268
COCA COLA ENTERPRISES INC NE    COM               19122T109    47421    1906000 SH         SOLE       NONE       1906000
COMPANIA CERVECERIAS UNIDAS     SPONSORED ADR     204429104    25277     489396 SH         SOLE       NONE        489396
CUMULUS MEDIA INC               CL A              231082108     1292     454800 SH         SOLE       NONE        454800
E-COMMERCE CHINA DANGDANG IN    SPN ADS COM A     26833A105    21734    4399622 SH         SOLE       NONE       4399622
GENPACT LIMITED                 SHS               G3922B107    60421    4198790 SH         SOLE       NONE       4198790
GOOGLE INC                      CL A              38259P508    33555      65150 SH         SOLE       NONE         65150
HECKMANN CORP                   COM               422680108    15870    3000000 SH         SOLE       NONE       3000000
HECKMANN CORP                   *W EXP 11/09/201  422680116      580    5800000 SH         SOLE       NONE       5800000
HOMEAWAY INC                    COM               43739Q100   157741    4691881 SH         SOLE       NONE       4691881
IAC INTERACTIVECORP             COM PAR $.001     44919P508    46772    1182600 SH         SOLE       NONE       1182600
LIBERTY GLOBAL INC              COM SER A         530555101   329774    9114816 SH         SOLE       NONE       9114816
LIBERTY GLOBAL INC              COM SER C         530555309   137056    3960000 SH         SOLE       NONE       3960000
LIBERTY MEDIA CORP NEW          CAP COM SER A     53071M302     9422     142500 SH         SOLE       NONE        142500
LINKEDIN CORP                   COM CL A          53578A108    23424     300000 SH         SOLE       NONE        300000
LIVE NATION ENTERTAINMENT IN    COM               538034109   125672   15689384 SH         SOLE       NONE      15689384
MAKEMYTRIP LIMITED MAURITIUS    SHS               V5633W109   158642    7184866 SH         SOLE       NONE       7184866
MASTERCARD INC                  CL A              57636Q104   244586     771176 SH         SOLE       NONE        771176
NORTHERN OIL & GAS INC NEV      COM               665531109    27960    1441959 SH         SOLE       NONE       1441959
OPENTABLE INC                   COM               68372A104    28121     611192 SH         SOLE       NONE        611192
POLYPORE INTL INC               COM               73179V103    28260     500000 SH         SOLE       NONE        500000
PRICELINE COM INC               COM  NEW          741503403   205913     458134 SH         SOLE       NONE        458134
RENAISSANCERE HOLDINGS LTD      COM               G7496G103    62197     974878 SH         SOLE       NONE        974878
SEARS HLDGS CORP                COM               812350106    10890     189317 SH         SOLE       NONE        189317
SELECT SECTOR SPDR TR           SBI INT-ENERGY    81369Y506    46808     800000     CALL   SOLE       NONE        800000
SINA CORP                       ORD               G81477104    38311     535000 SH         SOLE       NONE        535000
SONY CORP                       ADR NEW           835699307    33250    1750000     CALL   SOLE       NONE       1750000
SOUFUN HLDGS LTD                ADR               836034108     7126     700000 SH         SOLE       NONE        700000
TAL ED GROUP                    ADS REPSTG COM    874080104     7624     800000 SH         SOLE       NONE        800000
VIACOM INC NEW                  CL B              92553P201   318392    8218697 SH         SOLE       NONE       8218697
VISA INC                        COM CL A          92826C839   231590    2701707 SH         SOLE       NONE       2701707
YANDEX N V                      SHS CLASS A       N97284108  1106028   54058062 SH         SOLE       NONE      54058062
YOUKU COM INC                   SPONSORED ADR     98742U100    14021     857000 SH         SOLE       NONE        857000

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